Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with SEC rules, we prepared the analysis set forth below of the relationship between the compensation actually paid to our CEO and other named executive officers, and certain financial performance measures over the last five fiscal years.
Pay versus Performance Disclosure Table

	Summary Compensation Table Total for CEO ($) 1		Compensation Actually Paid to CEO ($) 2				Value of Initial Fixed $100 Investment Based on:
Year	CEO	Prior CEO	CEO	Prior CEO	Average Summary Compensation Table Total for Non-CEO NEOs 3	Average Compensation Actually Paid to Non-CEO NEOs ($) 4	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) 5	Net Income (millions) ($)	Earnings before Interest and Taxes (millions)($) 6

2025	$4,960,450	$8,495,829	$4,935,917	$ 8,329,274	$2,487,583	$2,355,013	$133	$190	$546	$725

2024		7,666,172		6,403,781	2,721,631	2,337,627	157	176	534	708

2023		8,348,656		12,789,490	2,541,754	3,125,876	186	150	557	746

2022		6,640,047		180,882	1,691,156	577,901	127	127	236	233

2021		6,897,982		14,651,874	2,094,815	3,447,584	187	135	487	630

1
The dollar amounts reported in this column are the amounts of total compensation reported for our current chief executive officer, Mr. Shafer, who was promoted to president and chief executive officer on July 1, 2025 (the “CEO”), and Mr. Wheeler, our prior chief executive officer (the “Prior CEO”) for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amount for 2023 reflects the correction described in footnote 3 to the Summary Compensation Table.

2
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to the CEO and Prior CEO, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Shafer and Wheeler during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Messrs. Shafer’s and Wheeler’s total compensation for 2025 to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for CEO—2025	CEO	Prior CEO

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	—	—

Increase for “Service Cost” for Pension Plans	—	—

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(2,678,044)	(3,682,036)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	—

Increase for Fair Value of Awards Granted during Year that Remain Unvested as of Year End	2,717,962	3,758,806

Increase/Deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End	(64,451)	(127,790)

Increase/Deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested during Year	—	(115,535)

Total Adjustments	$(24,533)	$(166,555)

3
The dollar amounts reported in this column represent the average of the amounts reported for the company’s named executive officers as a group (excluding the current CEO in 2025 and Prior CEO in 2021-2025) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Messrs. Shafer (in 2025) and Wheeler (in 2021-2025))

included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Messrs. Lauber, Stern, Cheng and Howe; (ii) for 2024, Messrs. Lauber, Shafer, Stern, O’Brien and Petrarca; (iii) for 2023, Messrs. Lauber, Stern, Petrarca and Warren; (iv) for 2022, Messrs. Lauber, Stern, Petrarca and Warren; and (v) for 2021, Messrs. Lauber, Stern, Petrarca and Warren. In addition, the dollar amounts for 2023 reflect the correction described in footnote 3 to the Summary Compensation Table.

4
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Messrs. Shafer (for 2025) and Wheeler (for 2021-2025)), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Messrs. Shafer (in 2025) and Wheeler (in 2021-2025)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Messrs. Shafer and Wheeler) for 2025 to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2025

Deduction for Average Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	(130,868)

Increase for Average “Service Cost” for Pension Plans	47,952

Deduction for Average Amounts Reported under the “Stock Awards” Column of the SCT	(1,247,757)

Deduction for Average Amounts Reported under the “Option Awards” Column of the SCT	—

Increase for Average Fair Value of Awards Granted during Year that Remain Unvested as of Year End	1,225,510

Increase/Deduction for Average Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End	(14,378)

Increase/Deduction for Average Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested during Year	(13,029)

Total Adjustments	$(132,570)

5	The peer group used for this purpose is the S&P Select Industrials Index.

6
We have determined that EBIT is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance. EBIT is calculated by subtracting our cost of goods sold and operating expenses from revenue before interest and taxes. The EBIT amount for 2023 has been corrected from a miscalculated amount reflected in the corresponding disclosure in the Definitive Proxy Statement on Schedule 14A filed on February 29, 2024.

Company Selected Measure Name	Earnings before Interest and Taxes
Named Executive Officers, Footnote	The names of each of the named executive officers (excluding Messrs. Shafer (in 2025) and Wheeler (in 2021-2025))included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Messrs. Lauber, Stern, Cheng and Howe; (ii) for 2024, Messrs. Lauber, Shafer, Stern, O’Brien and Petrarca; (iii) for 2023, Messrs. Lauber, Stern, Petrarca and Warren; (iv) for 2022, Messrs. Lauber, Stern, Petrarca and Warren; and (v) for 2021, Messrs. Lauber, Stern, Petrarca and Warren.
Peer Group Issuers, Footnote	The peer group used for this purpose is the S&P Select Industrials Index.
Adjustment To PEO Compensation, Footnote
2
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to the CEO and Prior CEO, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Shafer and Wheeler during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Messrs. Shafer’s and Wheeler’s total compensation for 2025 to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for CEO—2025	CEO	Prior CEO

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	—	—

Increase for “Service Cost” for Pension Plans	—	—

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(2,678,044)	(3,682,036)

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	—

Increase for Fair Value of Awards Granted during Year that Remain Unvested as of Year End	2,717,962	3,758,806

Increase/Deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End	(64,451)	(127,790)

Increase/Deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested during Year	—	(115,535)

Total Adjustments	$(24,533)	$(166,555)

Non-PEO NEO Average Total Compensation Amount	$ 2,487,583	$ 2,721,631	$ 2,541,754	$ 1,691,156	$ 2,094,815
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,355,013	2,337,627	3,125,876	577,901	3,447,584
Adjustment to Non-PEO NEO Compensation Footnote
4
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Messrs. Shafer (for 2025) and Wheeler (for 2021-2025)), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Messrs. Shafer (in 2025) and Wheeler (in 2021-2025)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the named executive officers as a group (excluding Messrs. Shafer and Wheeler) for 2025 to determine the compensation actually paid, using the same methodology described above in Note 2:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2025

Deduction for Average Change in the Actuarial Present Values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	(130,868)

Increase for Average “Service Cost” for Pension Plans	47,952

Deduction for Average Amounts Reported under the “Stock Awards” Column of the SCT	(1,247,757)

Deduction for Average Amounts Reported under the “Option Awards” Column of the SCT	—

Increase for Average Fair Value of Awards Granted during Year that Remain Unvested as of Year End	1,225,510

Increase/Deduction for Average Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End	(14,378)

Increase/Deduction for Average Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested during Year	(13,029)

Total Adjustments	$(132,570)

Compensation Actually Paid vs. Total Shareholder Return	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO, prior CEO and other named executive officers versus the company’s five-year cumulative TSR.
Compensation Actually Paid vs. Net Income	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO, prior CEO and other named executive officers versus the company’s Net Income.
Compensation Actually Paid vs. Company Selected Measure
The following chart provides a graphical representation of the Compensation Actually Paid to our CEO, prior CEO and other named executive officers versus the company’s selected measure, EBIT. The EBIT amount for 2023 has been corrected from a miscalculated amount reflected in the corresponding disclosure in the Definitive Proxy Statement on Schedule 14A filed on February 29, 2024.

Total Shareholder Return Vs Peer Group
The graph below shows a five-year comparison of the cumulative shareholder return on our Common Stock with the cumulative total return of the Standard & Poor’s (S&P) 500 Index, S&P 500 Select Industrials Index, which are published indices.
The following chart provides a graphical representation of the Compensation Actually Paid to our CEO, prior CEO and other named executive officers versus the peer group (S&P Industrials Index) five-year cumulative TSR.

Tabular List, Table	Most Important Performance Measures

Earnings before Interest and Taxes (EBIT)

Return on Invested Capital (ROIC)

Net Sales

Return on Equity

Total Shareholder Return Amount	$ 133	157	186	127	187
Peer Group Total Shareholder Return Amount	190	176	150	127	135
Net Income (Loss)	$ 546,000,000	$ 534,000,000	$ 557,000,000	$ 236,000,000	$ 487,000,000
Company Selected Measure Amount	725	708	746	233	630
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings before Interest and Taxes (EBIT)
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Equity
Mr. Shafer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,960,450
PEO Actually Paid Compensation Amount	$ 4,935,917
PEO Name	Mr. Shafer
Mr. Wheeler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,495,829	$ 7,666,172	$ 8,348,656	$ 6,640,047	$ 6,897,982
PEO Actually Paid Compensation Amount	$ 8,329,274	$ 6,403,781	$ 12,789,490	$ 180,882	$ 14,651,874
PEO Name	Mr. Wheeler
PEO | Mr. Shafer [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,533)
PEO | Mr. Shafer [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Shafer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Shafer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,717,962
PEO | Mr. Shafer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,451)
PEO | Mr. Shafer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Shafer [Member] | Deduction for Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,678,044)
PEO | Mr. Shafer [Member] | Deduction for Amounts Reported under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Wheeler [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,555)
PEO | Mr. Wheeler [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Wheeler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Wheeler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,758,806
PEO | Mr. Wheeler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(127,790)
PEO | Mr. Wheeler [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,535)
PEO | Mr. Wheeler [Member] | Deduction for Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,682,036)
PEO | Mr. Wheeler [Member] | Deduction for Amounts Reported under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,570)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,952
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(130,868)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,225,510
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,378)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,029)
Non-PEO NEO | Deduction for Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,247,757)
Non-PEO NEO | Deduction for Amounts Reported under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0